Subsequent Events (Details) $ / shares in Units, $ in Thousands						1 Months Ended							12 Months Ended
	Mar. 19, 2019 USD ($) $ / shares shares	Mar. 13, 2019 USD ($) Installments $ / shares shares	Jan. 27, 2019 USD ($) $ / shares shares	Nov. 01, 2018	Aug. 04, 2016 Installments	Oct. 31, 2017	Sep. 30, 2017	Apr. 30, 2017 shares	Mar. 31, 2017 shares	May 31, 2016 shares	Mar. 31, 2016 shares	Jan. 05, 2016	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 18, 2019 $ / shares	Feb. 18, 2019 ₪ / shares	Jan. 27, 2019 ₪ / shares shares
Subsequent Events (Textual)
Business agreement, description												The ratio of the Company’s Shares to ADSs is 5:1. Effective January 5, 2016, the Company acquired (the “Acquisition Transaction”) 100% of the outstanding shares of Foresight Automotive Ltd. (“Foresight Ltd.”), a company incorporated in Israel, pursuant to a capital stock exchange agreement dated as of October 11, 2015, among the Company, Magna B.S.P. Ltd. (“Magna”), and the shareholders of Foresight Ltd. In exchange for the outstanding shares of Foresight Ltd., the Company issued to Magna a total of 35,884,116 of the Company’s Ordinary Shares representing approximately 64.50% of the Ordinary Shares then issued and outstanding after giving effect to the Acquisition Transaction.
Investment amounts | $													$ 7,568	$ 1,404
Issuance of ordinary shares value | $													$ 11,208	$ 10,745	$ 4,444
Rail Vision Ltd [Member]
Subsequent Events (Textual)
Number of installments | Installments					2
Equity method investment, percentage				35.91%		24.76%	24.76%						35.91%
Percentage of diluted basis				33.81%		35.97%	35.97%						33.81%	48.00%
Warrants B [Member]
Subsequent Events (Textual)
Warrants to purchase of ordinary shares										11,781,552	11,781,552
Warrants to purchase of ordinary shares, description										(i) warrants to purchase 9,752,984 Ordinary Shares were to expire on February 28, 2019, and (ii) warrants to purchase 2,028,568 Ordinary Shares will expire on May 16, 2019.	(i) warrants to purchase 9,752,984 Ordinary Shares were to expire on February 28, 2019, and (ii) warrants to purchase 2,028,568 Ordinary Shares will expire on May 16, 2019.
Warrants F [Member]
Subsequent Events (Textual)
Warrants to purchase of ordinary shares								19,033,159	19,033,159
Warrants to purchase of ordinary shares, description								(i) warrants to purchase 12,296,976 Ordinary Shares will expire on March 28, 2019, and (ii) warrants to purchase 6,736,183 Ordinary Shares will expire on April 23, 2019.	(i) warrants to purchase 12,296,976 Ordinary Shares will expire on March 28, 2019, and (ii) warrants to purchase 6,736,183 Ordinary Shares will expire on April 23, 2019.
Subsequent Event [Member]
Subsequent Events (Textual)
Issuance of ordinary shares	20,500,000
Ordinary price per share | (per share)	$ 1.5																	₪ 3.00
Warrants to purchase of ordinary shares		14,903
Warrants expiration date																Dec. 31, 2019	Dec. 31, 2019
Exercise price of warrants | $ / shares																$ 1.08
Subsequent Event [Member] | RH Electronics Ltd [Member]
Subsequent Events (Textual)
Issuance of ordinary shares			665,999															665,999
Ordinary price per share | $ / shares			$ 4.08
Equity method investment, percentage			1.00%															1.00%
Issuance of ordinary shares value | $			$ 1,000
Subsequent Event [Member] | Rail Vision Ltd [Member]
Subsequent Events (Textual)
Business agreement, description		a global market leader for braking systems and a leading supplier of other rail and commercial vehicle subsystems, (“KB”) signed an agreement whereby KB will invest USD 10,000.
Issuance of ordinary shares		40,984
Ordinary price per share | $ / shares		$ 244
Post investment valuation | $		$ 47,000
Issued and outstanding share capital, Percentage		21.34%
Warrants to purchase of ordinary shares		14,903
Investment amounts | $		$ 5,000
Number of installments | Installments		2
Transaction date		Mar. 14, 2019
Related party transaction, description		An additional USD 5,000 will be transferred six months after.
Equity method investment, percentage		29.19%
Percentage of diluted basis		27.53%
Subsequent Event [Member] | Warrants B and F [Member]
Subsequent Events (Textual)
Issuance of ordinary shares	4,100,000
Public offering of ADSs | $	$ 6,150
Additional public offering of ADSs	500,000
Subsequent Event [Member] | Warrants B [Member]
Subsequent Events (Textual)
Exercise price of warrants | ₪ / shares																	₪ 4.00